Pay vs Performance Disclosure	5 Months Ended		7 Months Ended		12 Months Ended
	Jun. 11, 2024	May 31, 2020	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As described in greater detail in our Compensation Discussion and Analysis beginning on page 38, our executive compensation program reflects a variable pay-for-performance philosophy. The following table and related disclosures provide further “pay versus performance” disclosure with respect to our Chief Executive Officer, also referred to as our principal executive officer (“PEO”), and our other named executive officers, or NEOs, as contemplated by Item 402(v) of Regulation S-K.

PAY VERSUS PERFORMANCE TABLE

	Summary	Summary			Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment based on:[4]			1-Year
Year	Compensation Table Total for First PEO[1] ($)	Compensation Table Total for Second PEO[1] ($)	Compensation Actually Paid to First PEO[1,2,3] ($)	Compensation Actually Paid to Second PEO[1,2,3] ($)	Table Total for Non-PEO NEOs[1] ($)	Actually Paid to Non-PEO NEOs[1,2,3] ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Relative TSR (Percentile Rank vs. Peers)[5]
2024	10,531,812	14,968,954	8,782,041	12,336,343	2,654,529	2,178,428	55.58	145.72	342	31.3%
2023	—	9,623,437	—	(5,597,561)	2,365,605	504,877	68.80	145.76	1,321	6.1%
2022	—	11,069,899	—	16,177,222	2,325,088	3,113,105	131.35	131.41	742	87.8%
2021	—	8,489,671	—	7,040,175	1,947,097	1,584,265	113.73	147.78	737	13.5%
2020	4,796,809	5,905,466	10,975,502	8,603,809	2,187,858	2,561,105	116.90	117.58	552	66.0%

Company Selected Measure Name					1-Year Relative TSR
Named Executive Officers, Footnote
1.	Pierre Brondeau (“First PEO”) was our PEO in 2020 and was again appointed as PEO in 2024. Mr. Brondeau served as our PEO through May 31, 2020 and again from June 11, 2024 to present. Mark Douglas (“Second PEO”) was our PEO from 2020 to 2024. Mr. Douglas served as our PEO from June 1, 2020 to June 11, 2024. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Andrew Sandifer	Andrew Sandifer	Andrew Sandifer	Andrew Sandifer	Andrew Sandifer
Michael Reilly	Ronaldo Pereira	Ronaldo Pereira	Ronaldo Pereira	Ronaldo Pereira
	Michael Reilly	Michael Reilly	Michael Reilly	Michael Reilly
	Kathleen Shelton	Kathleen Shelton	Jacqueline Scanlan	Jacqueline Scanlan

Peer Group Issuers, Footnote [Text Block]
4.	The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
3.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Change in Pension Value for First PEO ($)	Exclusion of Stock Awards for First PEO ($)	Inclusion of Pension Service Cost for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2024	10,531,812	0	(8,500,026)	0	6,750,255	8,782,041
Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Change in Pension Value for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Pension Service Cost for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2024	14,968,954	0	(7,077,927)	0	4,445,316	12,336,343

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,654,529	(128,889)	(1,216,581)	40,142	829,227	2,178,428

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for First PEO ($)	Total - Inclusion of Equity Values for First PEO ($)
2024	6,765,791	0	0	(15,536)	0	0	6,750,255

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total - Inclusion of Equity Values for Second PEO ($)
2024	6,844,926	(1,005,725)	0	(849,378)	(544,507)	0	4,445,316

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,180,332	(206,492)	0	(86,815)	(57,798)	0	829,227

Non-PEO NEO Average Total Compensation Amount					$ 2,654,529	$ 2,365,605	$ 2,325,088	$ 1,947,097	$ 2,187,858
Non-PEO NEO Average Compensation Actually Paid Amount					$ 2,178,428	504,877	3,113,105	1,584,265	2,561,105
Adjustment to Non-PEO NEO Compensation Footnote
3.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Change in Pension Value for First PEO ($)	Exclusion of Stock Awards for First PEO ($)	Inclusion of Pension Service Cost for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2024	10,531,812	0	(8,500,026)	0	6,750,255	8,782,041
Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Change in Pension Value for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Pension Service Cost for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2024	14,968,954	0	(7,077,927)	0	4,445,316	12,336,343

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,654,529	(128,889)	(1,216,581)	40,142	829,227	2,178,428

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for First PEO ($)	Total - Inclusion of Equity Values for First PEO ($)
2024	6,765,791	0	0	(15,536)	0	0	6,750,255

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total - Inclusion of Equity Values for Second PEO ($)
2024	6,844,926	(1,005,725)	0	(849,378)	(544,507)	0	4,445,316

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,180,332	(206,492)	0	(86,815)	(57,798)	0	829,227

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the S&P 500 Chemicals Index TSR over the same period.

PEO AND AVERAGE NON-PEO NEO COMPENSATION
ACTUALLY PAID VERSUS TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

PEO AND AVERAGE NON-PEO NEO COMPENSATION
ACTUALLY PAID VERSUS NET INCOME

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and 1-Year Relative TSR (Percentile Rank vs. Peers)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our 1-Year Relative TSR (Percentile Rank vs. Peers) during the five most recently completed fiscal years.

PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID
VERSUS 1-YEAR RELATIVE TSR (PERCENTILE RANK VS. PEERS)

Tabular List [Table Text Block]

Pay Versus Performance Tabular List of Most Important Financial Performance Measures for All Named Executive Officers for Fiscal Year 2024

As described in greater detail in our Compensation Discussion and Analysis beginning on page 38, our compensation philosophy emphasizes a pay-for-performance culture focused on the long-term interests of our stockholders. We utilize metrics for our short- and long-term incentive compensation programs that are designed to drive short-term and long-term growth and profitability and link our Named Executive Officers’ compensation pay outcomes to execution of business strategy and stockholder value creation.

Listed below are the financial performance measures which in our assessment represent the most important performance measures we used to link Compensation Actually Paid to our PEOs and other NEOs for 2024 to Company performance. The measures in this table are not ranked.

1-Year Relative TSR (Percentile Rank vs. Peers)
Adjusted EBITDA
Free Cash Flow

Total Shareholder Return Amount					$ 55.58	68.80	131.35	113.73	116.90
Peer Group Total Shareholder Return Amount					145.72	145.76	131.41	147.78	117.58
Net Income (Loss) Attributable to Parent					$ 342,000,000	$ 1,321,000,000	$ 742,000,000	$ 737,000,000	$ 552,000,000
Company Selected Measure Amount					0.313	0.061	0.878	0.135	0.660
PEO Name	Mr. Douglas	Mr. Brondeau	Mr. Brondeau	Mr. Douglas		Mr. Douglas	Mr. Douglas	Mr. Douglas
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name					1-Year Relative TSR (Percentile Rank vs. Peers)
Non-GAAP Measure Description [Text Block]
5.	We determined 1-Year Relative TSR (Percentile Rank vs. Peers) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2024. We used the 2020 – 2022 peer group developed by the Compensation Committee for purposes of calculating the 1-Year Relative TSR (Percentile Rank vs. Peers) for years 2020, 2021, and 2022. We used the 2021 – 2023 peer group developed by the Compensation Committee for purposes of calculating the 1-Year Relative TSR (Percentile Rank vs. Peers) for year 2023. We used the 2022-2024 peer group developed by the Compensation Committee for purposes of calculating the 1-Year Relative TSR (Percentile Rank vs. Peers) for year 2024.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name					Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name					Free Cash Flow
Exclusion Of Change In Pension Value [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ (128,889)
Exclusion Of Stock Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,216,581)
Inclusion Of Pension Service Cost [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					40,142
Inclusion Of Equity Values [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					829,227
Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,180,332
Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(206,492)
Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(86,815)
Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(57,798)
Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Total Inclusion Of Equity Values [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					829,227
Brondeau [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					10,531,812	$ 0	$ 0	$ 0	$ 4,796,809
PEO Actually Paid Compensation Amount					8,782,041	0	0	0	10,975,502
Brondeau [Member] | Exclusion Of Change In Pension Value [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Brondeau [Member] | Exclusion Of Stock Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(8,500,026)
Brondeau [Member] | Inclusion Of Pension Service Cost [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Brondeau [Member] | Inclusion Of Equity Values [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					6,750,255
Brondeau [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					6,765,791
Brondeau [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Brondeau [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Brondeau [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(15,536)
Brondeau [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Brondeau [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Brondeau [Member] | Total Inclusion Of Equity Values [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					6,750,255
Douglas [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					14,968,954	9,623,437	11,069,899	8,489,671	5,905,466
PEO Actually Paid Compensation Amount					12,336,343	$ (5,597,561)	$ 16,177,222	$ 7,040,175	$ 8,603,809
Douglas [Member] | Exclusion Of Change In Pension Value [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Douglas [Member] | Exclusion Of Stock Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(7,077,927)
Douglas [Member] | Inclusion Of Pension Service Cost [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Douglas [Member] | Inclusion Of Equity Values [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					4,445,316
Douglas [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					6,844,926
Douglas [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,005,725)
Douglas [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Douglas [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(849,378)
Douglas [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(544,507)
Douglas [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Douglas [Member] | Total Inclusion Of Equity Values [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ 4,445,316